Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share-based payments [member] [1]	Other comprehensive income [Member] [2]	Reserve of remeasurements of defined benefit plans [member] [3]	Equity component of convertible debenture [Member] [4]	Total equity reserves [member]	Retained earnings [member]	Total
Balance (in shares) at Dec. 31, 2016	164,461,567
Balance at Dec. 31, 2016	$ 628,565	$ 58,879	$ (2,525)			$ 56,354	$ (63,218)	$ 621,701
Statement Line Items [Line Items]
Net loss for the year							(53,272)	(53,272)
Other comprehensive loss			(479)			(479)		(479)
Total comprehensive (loss) income			(479)			(479)	(53,272)	(53,751)
Share-based payments		8,295				8,295		8,295
Exercise of stock options (Note 23(b)) (in shares)	1,292,206
Exercise of stock options (Note 23(b))	$ 7,607	(1,867)				(1,867)		5,740
Settlement of liabilities (in shares)	70,391
Settlement of liabilities	$ 500							$ 500
Shares repurchased and cancelled (Note 23(d)) (in shares)								0
Balance (in shares) at Dec. 31, 2017	165,824,164
Balance at Dec. 31, 2017	$ 636,672	65,307	(3,004)			62,303	(116,490)	$ 582,485
Statement Line Items [Line Items]
Net loss for the year							(204,164)	(204,164)
Other comprehensive loss			(510)	665		155		155
Total comprehensive (loss) income			(510)	665		155	(204,164)	(204,009)
Share-based payments		7,375				7,375		7,375
Exercise of stock options (Note 23(b)) (in shares)	973,948
Exercise of stock options (Note 23(b))	$ 4,910	(967)				(967)		3,943
Settlement of liabilities (in shares)	92,110
Settlement of liabilities	$ 500							500
Equity component of convertible debenture, net of tax (Note 19(c))					19,164	19,164		19,164
Acquisition of Primero (Note 4) (in shares)	27,333,184
Acquisition of Primero (Note 4)	$ 186,959							186,959
Shares cancelled (in shares)	(105,728)
Shares cancelled	$ (458)							$ (458)
Shares repurchased and cancelled (Note 23(d)) (in shares)	(230,000)							(230,000)
Shares repurchased and cancelled (Note 23(d))	$ (899)						(390)	$ (1,289)
Shares repurchased for delisting from Bolsa (Note 23(e)) (in shares)	(14,343)							(14,343)
Shares repurchased for delisting from Bolsa (Note 23(e))	$ (62)						(35)	$ (97)
Balance (in shares) at Dec. 31, 2018	193,873,335
Balance at Dec. 31, 2018	$ 827,622	$ 71,715	$ (3,514)	$ 665	$ 19,164	$ 88,030	$ (321,079)	$ 594,573

[1]	Share-based payments reserve records the cumulative amount recognized under IFRS 2 share-based payments in respect of options granted and shares purchase warrants issued but not exercised to acquire shares of the Company.
[2]	Other comprehensive income reserve principally records the unrealized fair value gains or losses related to fair value through other comprehensive income ("FVTOCI") financial instruments.
[3]	Retirement benefit plan reserve records re-measurements arising from actuarial gains or losses and return on plan assets in relation to San Dimas' retirement benefit plan.
[4]	Equity component of convertible debenture reserve represents the estimated fair value of its conversion option of $26.3 million, net of deferred tax effect of $7.1 million. This amount is not subsequently remeasured and will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share capital. Where the conversion option remains unexercised at the maturity date of the convertible note, the balance will remain in equity reserves.